COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases

The Company is obligated under non-cancelable operating leases for office space expiring at various dates through May 2013. The aggregate minimum future payments under these leases are approximately as follows:

Year ending December 31,

	2013	$86,700
	2014	2,700
Total		$89,400